Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Income (Expenses) Net
OTHER INCOME (EXPENSES), NET

(in millions)	2016	2015
Equity component of AFUDC	$37	$23
Interest income	7	8
Equity income - Belize Electricity	7	—
Net gain on sale of commercial real estate and hotel assets (Note 28) (1)	—	109
Gain on sale of non-regulated generation assets (Note 28) (2)	—	56
Net foreign exchange gain	—	13
Loss on settlement of expropriation matters (Note 9)	—	(9)
Other	2	(3)
	$53	$197

(1)	Net of $23 million of expenses associated with the sale

(2)	Net of $6 million of expenses and foreign exchange impacts associated with the sale

The net foreign exchange gain relates to the translation into Canadian dollars of the Corporation’s previous US dollar-denominated long-term other asset, representing the book value of the Corporation’s expropriated investment in Belize Electricity, up to the date of settlement of expropriation matters in August 2015 (Note 9). As a result of the settlement, the Corporation recognized an approximate $9 million loss in 2015. Unrealized foreign exchange gains and losses associated with the Corporation’s 33% equity investment in Belize Electricity are recognized on the balance sheet in accumulated other comprehensive income.